EQUITY AND SHARE BASED PAYMENTS (Schedule of Information About Outstanding Options by Expiry Dates) (Details)	12 Months Ended
Dec. 31, 2017 ILS (₪) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	8,708,483
Weighted average exercise price in NIS | ₪	₪ 29.67
2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	371,687
Weighted average exercise price in NIS | ₪	₪ 25.55
2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	1,191,771
Weighted average exercise price in NIS | ₪	₪ 49.77
2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	2,324,841
Weighted average exercise price in NIS | ₪	₪ 37.66
2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	2,947,959
Weighted average exercise price in NIS | ₪	₪ 21.69
2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	826,533
Weighted average exercise price in NIS | ₪	₪ 21.66
2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	1,045,692
Weighted average exercise price in NIS | ₪	₪ 19.26